ACCOUNTS PAYABLE AND EQUIPMENT PROJECT PAYABLES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Supply chain finance program, payments	$ 779	$ 1,496	$ 5,442	$ 4,570